CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital	Accumulated Income (Deficit)	Total
Balance at the beginning at Dec. 31, 2017		$ 222,831	$ (88,407)	$ 134,427
Balance at the beginning (in shares) at Dec. 31, 2017	3
Dividends			(117,358)	(117,358)
Share-based compensation plans and related activity		97		97
Net income (loss)			61,453	61,453
Balance at the end at Dec. 31, 2018		222,928	(144,312)	78,619
Balance at the end (in shares) at Dec. 31, 2018	3
Dividends			(297)	(297)
Share-based compensation plans and related activity		156		156
Net income (loss)			(7,567)	(7,567)
Balance at the end at Dec. 31, 2019	$ 3	223,084	(152,176)	70,911
Balance at the end (in shares) at Dec. 31, 2019	3
Dividends			(53)	(53)
Share-based compensation plans and related activity		(22)		(22)
Net income (loss)			(39,135)	(39,135)
Balance at the end at Sep. 30, 2020	$ 3	223,062	(191,258)	31,807
Balance at the beginning at Dec. 31, 2019	$ 3	223,084	(152,176)	70,911
Balance at the beginning (in shares) at Dec. 31, 2019	3
Dividends			(53)	(53)
Share-based compensation plans and related activity		1		1
Net income (loss)			(69,503)	(69,503)
Balance at the end at Dec. 31, 2020	$ 3	223,085	(221,626)	1,462
Balance at the end (in shares) at Dec. 31, 2020	3
Balance at the end at Dec. 31, 2020	$ 3	223,085	(221,626)	1,462
Balance at the end (in shares) at Dec. 31, 2020	3
Balance at the beginning at Dec. 31, 2020	$ 3	223,085	(221,626)	1,462
Balance at the beginning (in shares) at Dec. 31, 2020	3
Share-based compensation plans and related activity		860		860
Net income (loss)			(92,938)	(92,938)
Balance at the end at Sep. 30, 2021	$ 3	239,722	(314,564)	(74,839)
Balance at the end at Sep. 30, 2021	$ 3	$ 239,722	$ (314,564)	$ (74,839)